Pension and Other Benefit Programs - Defined Benefit Plan Assets Measured at Fair Value (Detail) - USD ($) $ in Millions		Sep. 29, 2018	Sep. 30, 2017
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 7,048	$ 6,943
Fair value asset measurements		$ 13,459	$ 13,021
Percentage of plan assets mix		100.00%	100.00%
Cash
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 57	$ 88
Percentage of plan assets mix		0.00%	1.00%
Equity Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy	[1]	$ 3,023	$ 2,974
Percentage of plan assets mix	[1]	22.00%	23.00%
Mutual Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 800	$ 771
Percentage of plan assets mix		6.00%	6.00%
US Government Debt Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 2,507	$ 2,418
Percentage of plan assets mix		19.00%	19.00%
Corporate Bond Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 573	$ 579
Percentage of plan assets mix		4.00%	4.00%
Other Mortgage and Asset Backed Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 86	$ 99
Percentage of plan assets mix		1.00%	1.00%
Derivatives and Other, Net
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 2	$ 14
Percentage of plan assets mix		0.00%	0.00%
Common Collective Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair value asset measurements		$ 2,778	$ 2,727
Percentage of plan assets mix		21.00%	21.00%
Alternative Investments Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair value asset measurements		$ 2,363	$ 2,201
Percentage of plan assets mix		18.00%	17.00%
Money Market Funds and Other
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Fair value asset measurements		$ 1,270	$ 1,150
Percentage of plan assets mix		9.00%	9.00%
Level 1
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ 5,902	$ 5,703
Level 1 | Cash
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		57	88
Level 1 | Equity Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy	[1]	3,023	2,974
Level 1 | Mutual Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		800	771
Level 1 | US Government Debt Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		2,019	1,870
Level 1 | Corporate Bond Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		0	0
Level 1 | Other Mortgage and Asset Backed Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		0	0
Level 1 | Derivatives and Other, Net
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		3	0
Level 2
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		1,146	1,240
Level 2 | Cash
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		0	0
Level 2 | Equity Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy	[1]	0	0
Level 2 | Mutual Funds
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy			0
Level 2 | US Government Debt Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		488	548
Level 2 | Corporate Bond Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		573	579
Level 2 | Other Mortgage and Asset Backed Securities
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		86	99
Level 2 | Derivatives and Other, Net
Schedule of Pension and Other Postretirement Benefits Changes in Benefit Obligation and Fair Value of Plan Assets [Line Items]
Investments in the Fair Value Hierarchy		$ (1)	$ 14

[1]	Includes 2.8 million shares of Company common stock valued at $332 million (2% of total plan assets) and 2.9 million shares valued at $282 million (2% of total plan assets) at September 29, 2018 and September 30, 2017, respectively.